     As filed with the Securities and Exchange Commission on March 24, 2003

                                            1933 Act Registration No.: 333-61554
                                            1940 Act Registration No.: 811-08517
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]


                         POST-EFFECTIVE AMENDMENT NO. 5                     [X]


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]


                               AMENDMENT NO. 37                             [X]


                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                           (Exact Name of Registrant)

                          Lincoln ChoicePlus II Advance

                     Lincoln ChoicePlus Assurance (L Share)


                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (260)455-2000

                          Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                               1300 S. Clinton St.
                              Post Office Box 1110
                            Fort Wayne, Indiana 46802
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                               1300 S. Clinton St.
                              Post Office Box 1110
                            Fort Wayne, Indiana 46802

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on April 24, 2003 pursuant to paragraph (b) of Rule 485

     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [X] on __________, ____ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                              EXPLANATORY COMMENT

                               Part A and Part B

The prospectuses and the statements of additional information for Lincoln ChoicePlus II Advance and Lincoln ChoicePlus Assurance (L Share) are incorporated herein by reference to Post-Effective Amendment No 4 (File No.
                                                               ---
333-61554) filed on January 24, 2003.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C--OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a) List of Financial Statements

          1. Part A.
             The Table of Condensed Financial Information is included in Part A of this Registration Statement: [To Be Filed by Amendment]

          2. Part B.
             The following financial statements for the Variable Account are included in Part B of this Registration Statement: [To Be Filed by Amendment]

             Statement of Assets and Liabilities - December 31, 2001
             Statement of Operations - Year ended December 31, 2001
             Statements of Changes in Net Assets - Years ended December 31, 2001 and 2000
             Notes to Financial Statements - December 31, 2001
             Report of Ernst & Young LLP, Independent Auditors

          3. Part B.
             The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: [To Be Filed by Amendment]

             Balance Sheets - Statutory-Basis - December 31, 2001 and 2000 Statements of Operations - Statutory-Basis - Years ended
               December 31, 2001, 2000, and 1999
             Statements of Changes in Capital and Surplus - Statutory-Basis -
               Years ended December 31, 2001, 2000, and 1999
             Statements of Cash Flow - Statutory-Basis - Years December 31,
               2001, 2000, and 1999
             Notes to Statutory-Basis Financial Statements - December 31, 2001 Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

       (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2)    None.

(3)(a) Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (d) Wholesaling Agreement between Lincoln National Life Insurance Company and Delaware Management Holdings is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 28, 1999.

   (e) Form of Amendment to Wholesaling Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (f) Form of Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.



(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (b) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (c) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (d) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (e) Annuity Payment Option Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (f) Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (g) 1% Step-Up Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (h) 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (i) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (j) DCA Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (k) Accumulation Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (l) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002.

   (m) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (n) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002.

(5) Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

             (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (ii) Deutsche Asset Management VIT Funds incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (iii) Delaware Group Premium Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (iv) Lincoln National Bond Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

             (v) Lincoln National Money Market Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (vii) MFS-Registered Trademark-Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

          (viii) American Variable Insurance Series incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (ix) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

             (x) Franklin Templeton Variable Insurance Products Trust
                 incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (xi) Lincoln National Aggressive Growth Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (xii) Lincoln National Capital Appreciation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

          (xiii) Lincoln National Global Asset Allocation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (xiv) Lincoln National International Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (xv) Lincoln National Social Awareness Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (xvi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

          (xvii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

         (xviii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

     (b) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, Form N-1A (File No. 2-80741), Amendment No. 21 filed on April 10, 2000.

         (1) Amendment to Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-effective Amendment No. 1
       (File No. 333-61554) filed on August 17, 2001.

(10) Consent of Ernst & Young LLP, Independent Auditors [To Be Filed By Amendment].

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation of Performance Quotations is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(14)   Not applicable.

(15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-93875) filed on January 31, 2003.

(16) (a) Power of Attorney

     (b) Power of Attorney -- Lorry J. Stensrud incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-61554) filed on January 24, 2003.


Item 25.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                            Positions and Offices with Depositor
----                            ------------------------------------
Jon A. Boscia**                 President and Director
Lorry J. Stensrud*              Chief Executive Officer of Lincoln Retirement,
                                Executive Vice President, and Director
John H. Gotta***                Chief Executive Officer of Life Insurance,
                                Executive Vice President, and Director
Gary W. Parker***               Senior Vice President
Cynthia A. Rose*                Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer
                                and Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Bradley R. Skarie*              Acting Director of Annuities Compliance
Christine Frederick***          Director of Life Compliance
See Yeng Quek****               Chief Investment Officer and Director
Barbara S. Kowalczyk**          Director
Jude T. Driscoll****            Director

*         Principal business address is 1300 South Clinton Street, Fort Wayne,
          Indiana 46802-3506
**        Principal business address is Center Square West Tower, 1500 Market
          Street-Suite 3900, Philadelphia, PA 19102-2112
***       Principal business address is 350 Church Street, Hartford, CT 06103
****      Principal business address is One Commerce Square, 2005 Market Street,
          39th Floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

         As of December 31, 2002, there were 24,443 Contract Owners under Account N.

Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.


     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln Life Variable Annuity Account W; Lincoln National Variable Annuity
         Account 53.

     (b) See Item 25.

     (c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 2001.

        (1)                   (2)               (3)            (4)             (5)
                                       Net Underwriting
  Name of Principal       Discounts and    Compensation      Brokerage
     Underwriter           Commissions     on Redemption    Commissions    Compensation
  -----------------       -------------    -------------    -----------    ------------
The Lincoln National
Life Insurance Company        None              NA             None             NA

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 24th day of March, 2003.

                  LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                  (Registrant)
                  Lincoln ChoicePlus II Advance

                  Lincoln ChoicePlus Assurance (L Share)

                  By: /s/ Ronald L. Stopher
                     --------------------------------
                     Ronald L. Stopher
                     Vice President, The Lincoln National Life Insurance Company (Title)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                     (Depositor)

                  By: /s/ Rise C. M. Taylor
                     --------------------------------
                     Rise C. M. Taylor
                     (Signature-Officer of Depositor)
                     Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 24, 2003.


Signature                                  Title
---------                                  -----

  *                                        President and Director
----------------------------               (Principal Executive Officer)
Jon A. Boscia


  *                                        Executive Vice President,
----------------------------               Chief Executive Officer of
Lorry J. Stensrud                          Lincoln Retirement and Director


  *                                        Senior Vice President, Chief
----------------------------               Financial Officer and Director
Janet Chrzan                               (Principal Accounting Officer and
                                           Principal Financial Officer)


  *                                        Executive Vice President,
----------------------------               Chief Executive Officer of
John H. Gotta                              Life Insurance and Director


  *                                        Director
----------------------------
Richard C. Vaughan


  *                                        Chief Investment Officer and Director
----------------------------
See Yeng Quek

  *                                        Director
----------------------------
Barbara S. Kowalczyk

  *                                        Director
----------------------------
Jude T. Driscoll


*/s/ Rise C. M. Taylor                     Pursuant to a Power of Attorney
---------------------------------
Rise C. M. Taylor